S-K 1606, De-SPAC Board Determination	Dec. 31, 2025
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

Before reaching their unanimous decisions that the Business Combination Agreement, each ancillary agreement, and the Business Combination are fair, advisable and in the best interests of FACT and its shareholders and the FACT Board each consulted with the FACT management team, their respective legal counsel and other advisors. The FACT Board considered a variety of factors in connection with their evaluation of the Business Combination. In light of the complexity of those factors, the FACT Board did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors they took into account in reaching their decision. Different individual members of the FACT Board may have given different weight to different factors in their evaluation of the Business Combination.

The FACT Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to PAD’s market opportunity, end-to-end customer solutions, and experienced management team. The FACT Board also considered the potential detriments of the Business Combination to FACT, including PAD’s limited operating history, regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to FACT if the Business Combination is not achieved, including the risk that it may result in FACT being unable to complete a business combination and force FACT to liquidate. No unaffiliated representative was retained to act solely on behalf of the FACT Shareholders for purposes of negotiating the terms of the Business Combination Agreement on their behalf and/or preparing a report concerning the approval of the Business Combination.

For more information about the FACT Board’s reasons for the approval of the Business Combination, see “Proposal No. 1 — The Business Combination Proposal — The FACT Board’s Reasons for the Approval of the Business Combination.”